SUBSEQUENT EVENTS	6 Months Ended		9 Months Ended
	Jan. 11, 2021	Dec. 31, 2020	Sep. 30, 2021
Subsequent Events
SUBSEQUENT EVENTS

NOTE 12. SUBSEQUENT EVENTS

On January 15, 2021, the Company repaid the Note of $500,000 in full.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statement was issued (January 15, 2021). Based upon this review, the Company did not identify any subsequent events, except as noted above and for the effects of the restatement in Note 2, that would have required adjustment or disclosure in the financial statement.

NOTE 8. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Other than previously described in these financial statements, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.

Note 11 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date of the unaudited condensed consolidated financial statements were issued. Based upon this review, the Company determined that there have been no events that have occurred that would require adjustments to the disclosures in the unaudited condensed consolidated financial statements.